Condensed Financial Information of the Parent Company (Details) - Schedule of statements of financial position - parent company only (Parentheticals) - Parent [Member] - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Information of the Parent Company (Details) - Schedule of statements of financial position - parent company only (Parentheticals) [Line Items]
Common stock, par value	$ 0.003	$ 0.003
Common stock, shares authorized	300,000,000	100,000,000